Related Parties Balances and Transactions (Balances with Related Parties) (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Principal/controlling:
Accounts receivable trade	$ 3,343,778	$ 288,340
Principal shareholder convertible loan	$ 3,000,000	$ 1,000,000